Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Acquisition Cost Of Acquired Entities and Interest in Affiliates	$ 556	$ 530	$ 151
Noncash Or Part Noncash Acquisition Debt Assumed	18	128
Gain (Loss) on Disposition of Business		23
PrattAndWhitneyPowerSystems [Member]
Business Acquisition [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax		193
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax		132
Group Ascensores Enor SA [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired		240
UTC Climate, Controls and Security [Member]
Business Acquisition [Line Items]
Gain (Loss) on Disposition of Business		30	55
Goodrich Corporation [Member]
Contractual Obligation, Fiscal Year Maturity [Abstract]
Contractual Obligation			$ 2,200
Contractual Obligation, Consumed in Current Year	193	$ 249
Contractual Obligation, Due in Next Twelve Months	252
Contractual Obligation, Due in Second Year	259
Contractual Obligation, Due in Third Year	250
Contractual Obligation, Due in Fourth Year	219
Contractual Obligation, Due in Fifth Year	84
Contractual Obligation, Due after Fifth Year	$ 351